SUPPLEMENT DATED MARCH 17, 2009 TO THE

FIRST INVESTORS INCOME AND EQUITY FUNDS PROSPECTUS

DATE JANUARY 31, 2009

1.

The information regarding John D. Ingle, Jr., a Portfolio Manager for the Smith Asset Management Group, L.P., in the fifth paragraph on page 81 under “Fund Management” is deleted in its entirety and replaced with the following:

Eivind Olsen, CFA, a Portfolio Manager of Smith, who joined Smith in 2008 and prior thereto served as a Portfolio Manager with Brazos Capital Management/John McStay Investment Counsel (1998-2008).

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SUPPLEMENT DATED MARCH 17, 2009 TO THE

FIRST INVESTORS SELECT GROWTH FUND PROSPECTUS

DATE JANUARY 31, 2009

1.

The information regarding John D. Ingle, Jr., a Portfolio Manager for the Smith Asset Management Group, L.P., in the third paragraph on page 8 under “Who manages the Select Growth Fund?” is deleted in its entirety and replaced with the following:

Eivind Olsen, CFA, a Portfolio Manager of Smith, who joined Smith in 2008 and prior thereto served as a Portfolio Manager with Brazos Capital Management/John McStay Investment Counsel (1998-2008).

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SUPPLEMENT DATED MARCH 17, 2009 TO THE

FIRST INVESTORS EQUITY FUNDS

STATEMENT OF ADDITIONAL INFORMATION

DATED JANUARY 31, 2009

1.

The information regarding John D. Ingle, Jr., in the section “Portfolio Managers” under the heading “A. Other Accounts Managed by Portfolio Managers for Fiscal Year Ended September 30, 2008” on page I-13 is deleted in its entirety and replaced with the following:

A. Other Accounts Managed by Portfolio Managers for Fiscal Year Ended September 30, 2008[1]
Name of Portfolio Manager and Fund Covered by this SAI	Other Accounts Managed	Number of Other Accounts	Total Assets of Other Accounts (in millions)	Number of Accounts which Advisory Fee is Based on Account Performance	Total Assets in the Accounts which Advisory Fee is Based on Account Performance (in millions)
Smith’s Portfolio Managers:
Eivind Olsen: Select Growth Fund	Other Registered Investment Companies	4	$308.0	1	$69.7
	Other Pooled Investment Vehicles	8	$58.8	0	$0
	Other Accounts	388	$2,380.4	5	$129.3

1 Information for Eivind Olsen is as of March 10, 2009.

2.

The information regarding John D. Ingle, Jr., in the section “Portfolio Managers” under the heading “D. Portfolio Manager Fund Ownership for Fiscal Year Ended September 30, 2008 on page I-19 is deleted in its entirety and replaced with the following:

D. Portfolio Manager Fund Ownership for Fiscal Year Ended September 30, 2008[2]

Smith’s Portfolio Managers:
Name	Fund	Dollar Range of Fund Ownership (dollars)
Eivind Olsen	Select Growth Fund	None

2 Information for Eivind Olsen is as of March 10, 2009.

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